Share capital, Stock Options Granted and Vested (FY) (Details)							6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2025 shares	Jun. 26, 2023 $ / shares shares	May 15, 2023 $ / shares shares	Feb. 06, 2023 $ / shares shares	Jan. 17, 2023 $ / shares shares	Oct. 19, 2022 $ / shares shares	Apr. 30, 2025 $ / shares shares	Apr. 30, 2024 shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Oct. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Jun. 26, 2023 USD ($)	May 15, 2023 USD ($)	Feb. 06, 2023 USD ($)	Jan. 17, 2023 USD ($)	Oct. 19, 2022 USD ($)	Jul. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	500,000						500,000	0
Option exercise price (in dollars per share) | $ / shares							$ 2.28				$ 4.01	$ 4.01
DevvStream Holdings, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares									0	2,125,000
Option exercise price (in dollars per share) | $ / shares									$ 0.85	$ 0.85								$ 0.8
DevvStream Holdings, Inc. [Member] | Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		50,000		850,000	175,000	500,000
Option exercise price (in dollars per share) | $ / shares		$ 1.18		$ 0.8	$ 0.8	$ 0.8
Fair value of options granted | $													$ 41,026		$ 393,786	$ 79,180	$ 212,144
DevvStream Holdings, Inc. [Member] | Option [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%		25.00%	25.00%	10.00%
DevvStream Holdings, Inc. [Member] | Option [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage						15.00%
DevvStream Holdings, Inc. [Member] | Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares			300,000
Option exercise price (in dollars per share) | $ / shares			$ 1.11
Fair value of options granted | $														$ 203,989
DevvStream Holdings, Inc. [Member] | Stock Option One [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			10.00%
DevvStream Holdings, Inc. [Member] | Stock Option One [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			15.00%
DevvStream Holdings, Inc. [Member] | Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares			250,000
Option exercise price (in dollars per share) | $ / shares			$ 1.11
Fair value of options granted | $														$ 169,991
DevvStream Holdings, Inc. [Member] | Stock Option Two [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			25.00%